TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions
Balance at the beginning of the year	R$ 2,328,849
Balance at the end of the year	2,292,412	R$ 2,328,849
Provisions
Reconciliation of changes in other provisions
Balance at the beginning of the year	2,328,849	2,185,825	R$ 2,026,003
Additions	165,196	223,883	208,219
Interests	137,637	153,413	157,227
Payments and reversal of accrued amounts	(343,266)	(234,698)	(205,202)
Acquisition of company	3,969
Foreign exchange effect on provisions in foreign currency	27	426	(422)
Balance at the end of the year	R$ 2,292,412	R$ 2,328,849	R$ 2,185,825